Fair Value Measurements (Details) (USD $)	6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale (at fair value)	$ 132,045,000			$ 133,613,000		$ 88,283,000
Real Estate Owned, Fair Value Disclosure				35,974,000
Unrealized holding losses arising during the period [Abstract]
Sales Of Available For Sale Securities				(18,009,000)
Loans and Leases Receivable, Impaired, Outstanding Balance	46,800,000			52,500,000		56,000,000
Loans and Leases Receivable, Impaired, Specific Reserve	6,500,000			12,400,000		12,600,000
Real Estate Owned, Change in Fair Value	950,000		3,400,000	7,600,000		6,800,000
Real estate owned	29,983,000		47,815,000	35,974,000		56,670,000		57,752,000
Loans and Leases Receivable, Impaired, Outstanding Balance, Net of Specific Reserves	40,300,000			40,100,000
Securities (Assets) [Member]
Assets measured on recurring basis, unobservable input reconciliation [Roll Forward]
Beginning balance	0		18,451,000	18,451,000		20,301,000
Transfer into level 3	0			0		0
Unrealized holding losses arising during the period [Abstract]
Included in other comprehensive income				1,023,000		(142,000)
Other than temporary impairment in net loss				(113,000)		(456,000)
Principal repayments				(1,352,000)		(1,252,000)
Sales Of Available For Sale Securities				(18,009,000)
Net accretion of discount/amortization of premium				0		0
Mortgage derivative gain, net	0			0		0
Ending balance	0			0		18,451,000
Mortgage Banking Derivatives [Member]
Assets measured on recurring basis, unobservable input reconciliation [Roll Forward]
Beginning balance	1,419,000		527,000	527,000		407,000
Transfer into level 3	0			0		0
Unrealized holding losses arising during the period [Abstract]
Included in other comprehensive income				0		0
Other than temporary impairment in net loss				0		0
Principal repayments				0		0
Sales Of Available For Sale Securities				0		0
Net accretion of discount/amortization of premium				0		0
Mortgage derivative gain, net	6,036,000			892,000		120,000
Ending balance	7,455,000			1,419,000		527,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	108,218,000			119,056,000		35,417,000
Collateralized mortgage obligations, Government sponsored enterprise bonds	22,794,000			29,579,000		33,196,000
Collateralized Mortgage Obligations, Private-label issued						18,451,000
Government sponsored enterprise bonds	14,345,000			8,017,000		71,349,000
Municipal securities	59,568,000			37,371,000		39,068,000
Other debt securities	5,168,000			5,070,000		5,118,000
Certificates of deposit	6,160,000			5,924,000		3,920,000
Loans held for sale (at fair value)	132,045,000			133,613,000		88,283,000
Mortgage Banking Derivative Assets	7,455,000			1,668,000		924,000
Mortgage Banking Derivatives Liabilities				249,000		397,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	0			0		0
Collateralized mortgage obligations, Government sponsored enterprise bonds	0			0		0
Collateralized Mortgage Obligations, Private-label issued						0
Government sponsored enterprise bonds	0			0		0
Municipal securities	0			0		0
Other debt securities	5,168,000			5,070,000		5,118,000
Certificates of deposit	0			0		0
Loans held for sale (at fair value)	0			0		0
Mortgage Banking Derivative Assets	0			0		0
Mortgage Banking Derivatives Liabilities				0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	108,218,000			119,056,000		35,417,000
Collateralized mortgage obligations, Government sponsored enterprise bonds	22,794,000			29,579,000		33,196,000
Collateralized Mortgage Obligations, Private-label issued						0
Government sponsored enterprise bonds	14,345,000			8,017,000		71,349,000
Municipal securities	59,568,000			37,371,000		39,068,000
Other debt securities	0			0		0
Certificates of deposit	6,160,000			5,924,000		3,920,000
Loans held for sale (at fair value)	132,045,000			133,613,000		88,283,000
Mortgage Banking Derivative Assets	0			0		0
Mortgage Banking Derivatives Liabilities	0			0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	0			0		0
Collateralized mortgage obligations, Government sponsored enterprise bonds	0			0		0
Collateralized Mortgage Obligations, Private-label issued						18,451,000
Government sponsored enterprise bonds	0			0		0
Municipal securities	0			0		0
Other debt securities	0			0		0
Certificates of deposit	0			0		0
Loans held for sale (at fair value)	0			0		0
Mortgage Banking Derivative Assets	7,455,000			1,668,000		924,000
Mortgage Banking Derivatives Liabilities				249,000		397,000
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	40,339,000	[1]		40,071,000	[1]	43,432,000	[1]
Real Estate Owned, Fair Value Disclosure	29,983,000			35,974,000		56,670,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	0	[1]		0	[1]	0	[1]
Real Estate Owned, Fair Value Disclosure	0			0		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	0	[1]		0	[1]	0	[1]
Real Estate Owned, Fair Value Disclosure	0			0		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	40,339,000	[1]		40,071,000	[1]	43,432,000	[1]
Real Estate Owned, Fair Value Disclosure	$ 29,983,000			$ 35,974,000		$ 56,670,000

[1]	Impaired loans, net (1)